Oil and Gas Properties (Tables)	9 Months Ended
Sep. 30, 2022
Oil And Gas Properties
Schedule of Oil and Gas Properties

	SASB	Cendere	Total
December 31, 2020	$1,236,954	$987,519	$2,224,473
Expenditures	66,122	-	66,122
Depletion	(188,446)	(227,240)	(415,686)
Change in ARO estimate	(459,601)	5,305	(454,296)
December 31, 2021	655,029	765,584	1,420,613
Expenditures	13,202,574	-	13,202,574
Depletion	(66,568)	(145,193)	(211,761)
Change in ARO estimate	(1,011,016)	(5,562)	(1,016,578)
Foreign currency translation change	(2,011,190)	-	(2,011,190)
September 30, 2022	$10,768,829	$614,829	$11,383,658